Net Income (Loss) per Share (EPS) - Schedule of Earnings Per Share Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted-average common shares outstanding—basic	105,040,035	92,276,858	104,748,297	91,182,233
Weighted-average common shares outstanding—diluted	108,489,768	92,276,858	104,748,297	91,182,233
Earnings (loss) per share—basic	$ 0.20	$ (0.12)	$ (0.01)	$ (0.40)
Earnings (loss) per share—diluted	$ 0.19	$ (0.12)	$ (0.01)	$ (0.40)
Net loss	$ 20,934	$ (10,741)	$ (545)	$ (36,056)	$ (40,454)	$ (64,831)	$ (7,525)
Less: Net income attributable to non-controlling interests							863
Less: Accretion of redeemable common shares							423
Less: Non-cash dividend to warrant holders		$ 600		$ 645	645
Net loss attributable to Organogenesis Holdings Inc. common shareholders					$ (41,099)	$ (64,831)	$ (8,811)
Weighted average common shares outstanding—basic and diluted					92,840,401	69,318,456	63,876,767
Net loss per share—basic and diluted					$ (0.44)	$ (0.94)	$ (0.14)
Restricted Stock Units
Dilutive effect of awards	134,759
Employee Stock Option
Dilutive effect of awards	3,314,974